Investment Contracts	12 Months Ended
Dec. 31, 2019
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Investment Contracts
16	INVESTMENT CONTRACTS

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Investment contracts with DPF at amortised cost	61,657	59,129
Investment contracts without DPF
- At amortised cost	206,137	196,296
- At fair value through profit or loss	10	9

Total	267,804	255,434

The table below presents movements of investment contracts with DPF:

	2019 RMB million	2018 RMB million
As at 1 January	59,129	57,153
Deposits received	4,238	4,096
Deposits withdrawn, payments on death and other benefits	(2,959)	(3,318)
Policy fees deducted from account balances	(38)	(38)
Interest credited	1,287	1,236

As at 31 December	61,657	59,129